Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Loan payable unamortized issuance costs	$ 449,226	$ 118,404
Unamortized issuance costs	$ 40,839	$ 39,468	$ 631,488
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	15,000,000	15,000,000	15,000,000
Common stock, shares issued	5,469,501	5,294,501	5,287,281
Common stock, shares outstanding	5,469,501	5,294,501	5,287,281
Series 1 Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	250,000	250,000	250,000
Convertible preferred stock, shares issued	239,405	239,405	243,065
Convertible preferred stock, shares outstanding	239,405	239,405	243,065
Convertible preferred stock, stated value	$ 5.00	$ 5.00	$ 5.00
Series 2 Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	25,000	25,000	25,000
Convertible preferred stock, shares issued	21,952	21,952	21,952
Convertible preferred stock, shares outstanding	21,952	21,952	21,952
Convertible preferred stock, stated value	$ 1,000	$ 1,000	$ 1,000